UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: May 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET
TRUST

CITI CALIFORNIA TAX FREE RESERVES

FORM N-Q
MAY 31, 2008

Citi California Tax Free Reserves

Schedule of Investments (unaudited)	May 31, 2008

Face
Amount	Security	Value
SHORT-TERM INVESTMENTS — 100.4%
Education — 9.2%
	ABAG Finance Authority for Nonprofit Corp., CA:
$1,395,000	Francis Parker School Project, LOC-Bank of New York, 1.550%, 6/5/08 (a)	$1,395,000
2,060,000	Valley Christian Schools, LOC-Bank of America, N.A., 1.380%, 6/5/08 (a)	2,060,000
	Alameda-Contra Costa, CA, Schools Financing Authority, COP, Capital
	Improvement Financing Projects:
2,900,000	LOC-Bank of Nova Scotia, 1.430%, 6/5/08 (a)	2,900,000
1,070,000	LOC-Scotiabank, 1.430%, 6/5/08 (a)	1,070,000
	California EFA Revenue:
2,050,000	Carnegie Institution of Washington, LOC-SunTrust Bank, 1.430%, 6/4/08 (a)	2,050,000
7,800,000	Stanford University, TECP, 1.150%, 6/2/08 (a)	7,800,000
4,500,000	California Infrastructure & Economic Development Bank Revenue, Los
	Angeles County Museum, LOC-Allied Irish Bank PLC, 1.250%, 6/5/08 (a)	4,500,000
1,380,000	Los Angeles, CA, COP, Loyola High School, LOC-Allied Irish Bank PLC,
	1.550%, 6/5/08 (a)	1,380,000
	Total Education	23,155,000
Finance — 1.3%
	California State Economic Recovery Bonds:
1,300,000	FSA, SPA-Dexia Credit Local, 1.300%, 6/4/08 (a)	1,300,000
1,000,000	SPA-Bank of America, N.A., 0.830%, 6/2/08 (a)	1,000,000
1,100,000	SPA-JPMorgan Chase, 1.150%, 6/2/08 (a)	1,100,000
	Total Finance	3,400,000
General Obligation — 18.3%
13,400,000	California State, RAN, 4.000% due 6/30/08	13,406,341
5,000,000	Commonwealth of Puerto Rico, TRAN, LOC-Bank of Nova Scotia, et al,
	4.250% due 7/30/08	5,006,600
5,000,000	Contra Costa County, CA, TRAN, 4.000% due 12/5/08	5,017,925
10,000,000	Irvine Ranch, CA, Water District, GO, LOC-Landesbank Baden-
	Wuerttemberg, 1.400%, 6/2/08 (a)	10,000,000
12,500,000	San Diego, CA, USD, GO, TRAN, 4.500% due 7/22/08	12,513,812
	Total General Obligation	45,944,678
Hospitals — 3.4%
3,000,000	California Health Facilities Financing Authority Revenue, Stanford Hospital
	& Clinics, 1.800%, 6/2/08 (a)	3,000,000
800,000	California Statewide CDA Revenue, John Muir Health, LOC-Wells Fargo
	Bank, 1.400%, 6/2/08 (a)	800,000
1,300,000	Fresno, CA, Revenue, Trinity Health Credit, SPA-Landesbank Hessen-
	Thuringen, 1.500%, 6/5/08 (a)	1,300,000
1,000,000	Loma Linda, CA, Hospital Revenue, Loma Linda University Medical, LOC-
	Bank of America N.A., 1.400%, 6/5/08 (a)	1,000,000
2,500,000	Pleasanton, CA, COP, Assisted Living Facility Financing, LOC-Citibank
	N.A., 1.320%, 6/5/08 (a)	2,500,000
	Total Hospitals	8,600,000
Housing: Multi-Family — 12.8%
	California Statewide CDA, Multifamily Revenue:
3,765,000	Coventry Place Apartments, LIQ-FNMA, 1.650%, 6/5/08 (a)(b)	3,765,000
5,800,000	Village Green Apartments, FHLMC-Collateralized, 1.600%, 6/5/08 (a)(b)	5,800,000

See Notes to Schedule of Investments.

Citi California Tax Free Reserves

Schedule of Investments (unaudited) (continued)	May 31, 2008

Face
Amount	Security	Value
Housing: Multi-Family — 12.8% (continued)
$1,070,000	Livermore, CA, Multi-Family Revenue, Mortgage Portola, LIQ-FNMA,
	1.550%, 6/5/08 (a)(b)	$1,070,000
	Los Angeles, CA, Community Redevelopment Agency, MFH Revenue:
6,700,000	Second & Central Apartments Project, LOC-HSBC Bank USA N.A.,
	1.550%, 6/4/08 (a)(b)	6,700,000
1,700,000	Wilshire Station Apartments, LOC-Bank of America N.A., 1.360%,
	6/2/08(a)(b)	1,700,000
1,200,000	Pasadena, CA, CDA, MFH Revenue, Holly Street Apartments, FNMA-
	Collateralized, 1.650%, 6/5/08 (a)(b)	1,200,000
1,000,000	Pleasant Hill, CA, RDA, Multi-Family Revenue, Refunding, Housing Chateau
	III, LIQ-FNMA, 1.670%, 6/5/08 (a)(b)	1,000,000
3,700,000	Pleasanton, CA, MFH Revenue, Busch Senior Housing, FNMA, LIQ-FNMA,
	1.600%, 6/5/08 (a)(b)	3,700,000
1,285,000	Redondo Beach, CA, RDA Multi-Family Revenue, Refunding, Heritage
	Pointe Apartments, FNMA, LIQ-FNMA, 1.650%, 6/5/08 (a)(b)	1,285,000
2,900,000	San Francisco City & County, CA, MFH Revenue, Folsom Dore Apartment
	Project, LOC-Citibank N.A., 1.680%, 6/2/08 (a)(b)	2,900,000
2,100,000	San Francisco, CA, City & County RDA, Multi-Family Revenue, Ocean
	Beach Apartments, LOC-Citibank N.A., 1.540%, 6/4/08 (a)(b)	2,100,000
1,000,000	San Jose CA, MFH Revenue, Cinnabar Commons, LOC-Bank of America,
	1.500%, 6/5/08 (a)(b)	1,000,000
	Total Housing: Multi-Family	32,220,000
Housing: Single Family — 0.4%
1,000,000	Los Angeles, CA, Single Family Mortgage Revenue, SPA-State Street Bank
	& Trust Co., 1.680%, 6/4/08 (a)(b)	1,000,000
Industrial Development — 8.3%
	California Infrastructure & Economic Development Bank Revenue:
12,000,000	1.700%, 4/1/09 (a)	12,000,000
2,070,000	IDR, RCP Block & Brick, LOC-U.S. Bank NA, 1.670%, 6/5/08 (a)(b)	2,070,000
	California MFA:
3,200,000	Exempt Facilities Revenue, Refunding, ExxonMobil Project, 1.020%,
	6/2/08(a)(b)	3,200,000
1,600,000	IDR, Edelbrock Permanent Mold, LOC-Bank of America N.A., 1.550%,
	6/5/08(a)(b)	1,600,000
2,100,000	California Statewide CDA, IDR, Florestone Products Project, LOC-Wells
	Fargo Bank, 1.750%, 6/4/08 (a)(b)	2,100,000
	Total Industrial Development	20,970,000
Life Care Systems — 1.4%
1,300,000	ABAG Finance Authority for Nonprofit Corps., CA, Casa De Las Campanas,
	Radian, LOC-JPMorgan Chase, 1.250%, 6/2/08 (a)	1,300,000
2,150,000	California Statewide Community Development Corp., COP, Covenant
	Retirement Communities, LOC-LaSalle National Bank, 1.380%, 6/5/08 (a)	2,150,000
	Total Life Care Systems	3,450,000
Miscellaneous — 5.9%
7,500,000	California Statewide CDA, 1.530% due 10/2/08	7,500,000
6,235,000	Los Angeles County, CA, Pension Obligation Certificates, Ltd. Interest
	Municipal Obligation Certificate, FSA, 6.900% due 6/30/08	6,256,997
1,000,000	Municipal Import Corp. of Los Angeles, 1.750% due 6/5/08	1,000,000
	Total Miscellaneous	14,756,997
Pollution Control — 2.9%
7,310,000	California PCFA, PCR, Refunding, ExxonMobil Project, 0.740%, 6/2/08 (a)	7,310,000

See Notes to Schedule of Investments.

Citi California Tax Free Reserves

Schedule of Investments (unaudited) (continued)	May 31, 2008

Face
Amount	Security	Value
Public Facilities — 8.8%
$12,000,000	California Communities Note Program, Note Participations, TRAN, County
	of San Bernardino, 4.500% due 6/30/08	$12,007,791
200,000	Glendale, CA, COP, Police Building Project, SPA-Morgan Guaranty Trust,
	1.380%, 6/5/08 (a)	200,000
3,395,000	Hesperia, CA, Public Financing Authority, 1993 Street Improvement Project,
	LOC-Bank of America, 1.550%, 6/4/08 (a)	3,395,000
3,325,000	Irvine, CA, Improvement Bond Act 1915, Assessment District 04-20, LOC-
	KBC Bank NV, 1.250%, 6/2/08 (a)	3,325,000
3,315,000	Orange County, CA, Improvement Bond, Assessment District No. 88-1, LOC-
	KBC Bank NV, 1.250%, 6/2/08 (a)	3,315,000
	Total Public Facilities	22,242,791
Solid Waste — 1.0%
2,400,000	Orange County, CA, Sanitation Districts, COP, SPA-Dexia Public Finance
	Bank, 1.250%, 6/2/08 (a)	2,400,000
Tax Allocation — 4.0%
10,000,000	Los Angeles, CA, USD, TRAN, 4.000% due 12/29/08	10,046,429
Transportation — 2.8%
5,000,000	Riverside County, CA, Transit Commission, 2.200% due 6/10/08	5,000,000
2,000,000	San Francisco County, CA, Transportation Authority, TECP, LIQ-
	Landesbank, Baden-Wurttemberg, 1.250% due 7/7/08	2,000,000
	Total Transportation	7,000,000
Utilities — 5.3%
	California PCFA, PCR, Pacific Gas & Electric:
	LOC-Bank One:
2,000,000	1.200%, 6/2/08 (a)	2,000,000
1,300,000	1.250%, 6/2/08 (a)	1,300,000
	LOC-JPMorgan Chase:
1,700,000	1.250%, 6/2/08 (a)	1,700,000
1,100,000	1.450%, 6/2/08 (a)(b)	1,100,000
	California State Department of Water Resources Power Supply Revenue:
2,500,000	LOC-Landesbank Hessen-Thuringen, 1.450%, 6/5/08 (a)	2,500,000
2,000,000	Refunding, Subordinated, LOC-JPMorgan Chase & Societe Generale,
	1.100%, 6/2/08 (a)	2,000,000
2,845,000	Roseville, CA, Electric Systems Revenue, COP, FSA, SPA-Dexia Credit
	Local, 1.300%, 6/5/08 (a)	2,845,000
	Total Utilities	13,445,000
Water & Sewer — 13.1%
1,900,000	Bakersfield, CA, Wastewater Revenue, FSA, SPA-Dexia Credit Local,
	1.500%, 6/5/08 (a)	1,900,000
2,010,000	California State Department of Water Resources Power Supply Revenue,
	LOC-Lloyds Bank PLC, 1.480%, 6/5/08 (a)	2,010,000
3,700,000	East Bay, CA, MUD Water Systems Revenue, FSA, SPA-Dexia Credit Local,
	1.300%, 6/4/08 (a)	3,700,000
2,500,000	Eastern Municipal Water District, CA, Water & Sewer Revenue, COP, SPA-
	Wells Fargo Bank N.A., 1.350%, 6/5/08 (a)	2,500,000
5,350,000	Imperial Irrigation District Revenue, 0.650% due 6/12/08	5,350,000
1,800,000	Irvine Ranch, CA, Water District, Consolidated District , LOC-Landesbank
	Baden-Wurttemberg, 1.400%, 6/2/08 (a)	1,800,000
	Metropolitan Water District of Southern California:
2,840,000	SPA-Dexia Credit Local, 1.300%, 6/5/08 (a)	2,840,000
600,000	Waterworks Revenue, SPA-Lloyds TSB Bank PLC, 1.400%, 6/2/08 (a)	600,000
	Orange County, CA, Sanitation Districts, COP:

See Notes to Schedule of Investments.

Citi California Tax Free Reserves

Schedule of Investments (unaudited) (continued)	May 31, 2008

Face
Amount	Security	Value
Water & Sewer — 13.1% (continued)
$5,220,000	SPA-Depfa Bank PLC, 1.100%, 6/2/08 (a)	$5,220,000
2,300,000	SPA-Dexia Public Finance, 1.250%, 6/2/08 (a)	2,300,000
1,100,000	Otay, CA, COP, Capital Projects, LOC-Landesbank Hessen, 1.430%, 6/4/08 (a)	1,100,000
2,500,000	San Diego County, CA, Water Authority, 1.650% due 8/4/08	2,500,000
1,160,000	Turlock, CA, COP, Capital Improvement & Refunding Project, LOC-Societe
	Generale, 1.250%, 6/2/08 (a)	1,160,000
	Total Water & Sewer	32,980,000
Pre-Refunded — 1.5%
3,680,000	Fontana, CA, COP, AMBAC, 5.000% due 9/1/08 (c)	3,744,076
	TOTAL INVESTEMENTS — 100.4% (Cost — $252,664,971#)	252,664,971
	Liabilities in Excess of Other Assets — (0.4)%	(1,118,924)

	TOTAL NET ASSETS — 100.0%	$251,546,047

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax ("AMT").
(c)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ABAG - Association of Bay Area Governor
AMBAC - Ambac Assurance Corporation - Insured Bonds
CDA - Community Development Authority
COP - Certificate of Participation
EFA - Educational Facilities Authority
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance - Insured Bonds
GO - General Obligation
IDR - Industrial Development Revenue
LIQ - Liquidity Facility
LOC - Letter of Credit
MFA - Municipal Finance Authority
MFH - Multi-Family Housing
MUD - Municipal Utilities District
PCFA - Pollution Control Finance Authority
PCR - Pollution Control Revenue
RAN - Revenue Anticipation Notes
RDA - Redevelopment Agency
Radian - Radian Asset Assurance
SPA - Standby Bond Purchase Agreement - Insured Bonds
TECP - Tax Exempt Commercial Paper
TRAN - Tax and Revenue Anticipation Notes
USD - Unified School District

See Notes to Schedule of Investments.

Citi California Tax Free Reserves

Schedule of Investments (unaudited) (continued)	May 31, 2008

Ratings Table*

S&P/Moody's/Fitch**
A-1	56.3%
SP-1	23.0
VMIG1	6.7
F-1	0.8

NR	9.2
AAA	4.0
100.0%

*As a percentage of total investments.
** S&P primary rating; Moody's secondary, then Fitch.
See pages 6 and 7 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC,
CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC
and CC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest;
those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.

MIG1	—	Moody’s highest rating for short-term municipal obligations.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

CitiSM California Tax Free Reserves (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (“Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting California.

(c) Credit and Market Risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure. The fair value of these securities may be different than the amortized cost value reported in the Schedule of Investments for the Fund. As of the date of this report, the fund continued to meet the requirements under Rule 2a-7 that permits the Fund to utilize amortized cost to value its securities.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Recent Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Fund’s valuation policies as a result of adopting FAS 157. The Fund will implement the disclosure requirements beginning with its November 30, 2008 Form N-Q.

*  *  *

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: July 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: July 28, 2008

By:/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: July 28, 2008